Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for CEO(1)	“Compensation Actually Paid” to CEO(3)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average “Compensation Actually Paid” to Non-CEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:
					Total TSR(4)	PHLX Semiconductor Sector Index (SOX) Total TSR	Net Income (Loss) (millions)
2025	$16,636,439	$30,216,099	$4,421,387	$4,083,304	$35.97	$302.88	$(392)
2024	$15,078,205	$44,435,030	$3,950,093	$5,218,571	$69.14	$215.32	$(3,090)(5)
2023	$15,248,097	$86,931,357	$3,254,550	$8,063,657	$149.53	$175.44	$(27)
2022	$45,219,678	$74,812,620	$4,760,015	$8,403,979	$121.02	$106.65	$(82)

(1)
Prof. Amnon Shashua, in his capacity as CEO, is the Company’s principal executive officer for 2025. Compensation for our CEO reflects the amounts reported in the summary compensation table.

(2)
The remaining non-CEO named executive officers for 2025 are: Moran Shemesh Rojansky, Chief Financial Officer; Prof. Shai Shalev-Shwartz, Chief Technology Officer; Nimrod Nehushtan Executive Vice President, Business Development & Strategy; and Boaz Ouriel, Executive Vice President EPG Software. Compensation for our non-CEO named executive officers reflects the average of amounts reported in the summary compensation table.

(3)
Reflects the value of equity awards (RSUs) calculated in accordance with the SEC methodology for determining “compensation actually paid”. Pursuant to SEC rules, the PvP Table includes the change in fair value of multiple outstanding unvested equity awards for each year shown.

(4)
TSR represents cumulative TSR for the period commencing on October 26, 2022 until December 27, 2025.

(5)
The Net Income (Loss) for fiscal year ended December 28, 2024, was primarily the result of recording a $2,695 million ($2,613 million, net of tax) non-cash impairment of goodwill in the third quarter of 2024.

The Company does not use any financial performance measures to link executive compensation actually paid to Company performance, and as permitted by the SEC, is not required to disclose a “tabular list” of its most important financial performance measures.

Named Executive Officers, Footnote
(1)
Prof. Amnon Shashua, in his capacity as CEO, is the Company’s principal executive officer for 2025. Compensation for our CEO reflects the amounts reported in the summary compensation table.

(2)
The remaining non-CEO named executive officers for 2025 are: Moran Shemesh Rojansky, Chief Financial Officer; Prof. Shai Shalev-Shwartz, Chief Technology Officer; Nimrod Nehushtan Executive Vice President, Business Development & Strategy; and Boaz Ouriel, Executive Vice President EPG Software. Compensation for our non-CEO named executive officers reflects the average of amounts reported in the summary compensation table.

Peer Group Issuers, Footnote	(4) TSR represents cumulative TSR for the period commencing on October 26, 2022 until December 27, 2025.
PEO Total Compensation Amount	$ 16,636,439	$ 15,078,205	$ 15,248,097	$ 45,219,678
PEO Actually Paid Compensation Amount	30,216,099	44,435,030	86,931,357	74,812,620
Non-PEO NEO Average Total Compensation Amount	4,421,387	3,950,093	3,254,550	4,760,015
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,083,304	5,218,571	8,063,657	8,403,979
Compensation Actually Paid vs. Total Shareholder Return
“Compensation actually paid” compared to TSR, and net income.
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation. See the Compensation Discussion and Analysis section of this proxy statement for additional information.
Our cumulative TSR for the period commencing on October 26, 2022 until December 27, 2025, as reported in the table above was -64.03%. During this same period, the cumulative TSR of the companies in our Peer Group was 202.88%.
TSR and net income are not used in the design of our executive compensation program, and changes in those measures therefore did not directly determine the amount of “compensation actually paid” to the NEOs in fiscal year 2025. However, as a significant portion of our NEO compensation is equity-based, realizable pay is influenced by stock price performance, and, as reflected in the analysis described above, compensation actually paid and stockholder return have been directionally aligned over both one-year and multi-year periods presented.

Compensation Actually Paid vs. Net Income
“Compensation actually paid” compared to TSR, and net income.
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation. See the Compensation Discussion and Analysis section of this proxy statement for additional information.
Our cumulative TSR for the period commencing on October 26, 2022 until December 27, 2025, as reported in the table above was -64.03%. During this same period, the cumulative TSR of the companies in our Peer Group was 202.88%.
TSR and net income are not used in the design of our executive compensation program, and changes in those measures therefore did not directly determine the amount of “compensation actually paid” to the NEOs in fiscal year 2025. However, as a significant portion of our NEO compensation is equity-based, realizable pay is influenced by stock price performance, and, as reflected in the analysis described above, compensation actually paid and stockholder return have been directionally aligned over both one-year and multi-year periods presented.

Total Shareholder Return Vs Peer Group
“Compensation actually paid” compared to TSR, and net income.
TSR and net income are some indicators of the Company’s overall financial performance that may impact the value of NEOs’ total compensation; however, other factors are considered in setting NEOs’ compensation. See the Compensation Discussion and Analysis section of this proxy statement for additional information.
Our cumulative TSR for the period commencing on October 26, 2022 until December 27, 2025, as reported in the table above was -64.03%. During this same period, the cumulative TSR of the companies in our Peer Group was 202.88%.
TSR and net income are not used in the design of our executive compensation program, and changes in those measures therefore did not directly determine the amount of “compensation actually paid” to the NEOs in fiscal year 2025. However, as a significant portion of our NEO compensation is equity-based, realizable pay is influenced by stock price performance, and, as reflected in the analysis described above, compensation actually paid and stockholder return have been directionally aligned over both one-year and multi-year periods presented.

Total Shareholder Return Amount	$ 35.97	69.14	149.53	121.02
Peer Group Total Shareholder Return Amount	302.88	215.32	175.44	106.65
Net Income (Loss)	$ (392,000,000)	$ (3,090,000,000)	$ (27,000,000)	$ (82,000,000)
PEO Name	Prof. Amnon Shashua
Goodwill, Impairment Loss	$ 2,695,000,000
Goodwill, Impairment Loss, Net of Tax	$ 2,613,000,000